Average Annual Total Returns - Class A Class C and Institutional Class - Inverse NASDAQ-100 Strategy Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class A NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) 1 Year	Class A NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) 5 Years	Class A NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class C Return After Taxes on Distributions 1 Year	Class C Return After Taxes on Distributions 5 Years	Class C Return After Taxes on Distributions 10 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class C Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) 1 Year	Class C NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) 5 Years	Class C NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(43.92%)	(23.14%)	(20.50%)	(43.94%)	(23.20%)	(20.53%)	(26.00%)	(15.06%)	(10.92%)	48.88%	24.27%	20.63%	(42.16%)	(23.00%)	(20.83%)	(42.19%)	(23.06%)	(20.86%)	(24.96%)	(14.98%)	(11.01%)	48.88%	24.27%	20.63%